Financing Agreements - Long-term Debt (Parenthetical) (Detail)	Sep. 30, 2013 2.20% Syndicated Bank term Loan, Due 2014 Term Loan	Dec. 31, 2012 2.20% Syndicated Bank term Loan, Due 2014 Term Loan	Sep. 30, 2013 6.75% Lion Connecticut Holdings Inc. debentures, due 2013 Debentures	Dec. 31, 2012 6.75% Lion Connecticut Holdings Inc. debentures, due 2013 Debentures	Sep. 30, 2013 7.25% Lion Connecticut Holdings Inc. debentures, due 2023 Debentures	Dec. 31, 2012 7.25% Lion Connecticut Holdings Inc. debentures, due 2023 Debentures	Sep. 30, 2013 7.63% Lion Connecticut Holdings Inc. debentures, due 2026 Debentures	Dec. 31, 2012 7.63% Lion Connecticut Holdings Inc. debentures, due 2026 Debentures	Sep. 30, 2013 8.42% Equitable of Iowa Companies Capital Trust II Notes, due 2027 Notes Payable	Dec. 31, 2012 8.42% Equitable of Iowa Companies Capital Trust II Notes, due 2027 Notes Payable	Sep. 30, 2013 6.97% Lion Connecticut Holdings Inc. debentures, due 2036 Debentures	Dec. 31, 2012 6.97% Lion Connecticut Holdings Inc. debentures, due 2036 Debentures	Dec. 31, 2012 2.56% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016 Notes Payable	Sep. 30, 2013 1.00% Windsor Property Loan Property Loan	Dec. 31, 2012 1.00% Windsor Property Loan Property Loan	Jun. 16, 2007 1.00% Windsor Property Loan Property Loan	Sep. 30, 2013 0.96% Surplus Floating Rate Note Surplus Notes	Dec. 31, 2012 0.96% Surplus Floating Rate Note Surplus Notes	Sep. 30, 2013 0.93% Surplus Floating Rate Note Surplus Notes	Dec. 31, 2012 0.93% Surplus Floating Rate Note Surplus Notes	Sep. 30, 2013 5.5% Senior Notes, due 2022 Senior Notes	Dec. 31, 2012 5.5% Senior Notes, due 2022 Senior Notes	Jul. 13, 2012 5.5% Senior Notes, due 2022 Senior Notes	Sep. 30, 2013 2.53% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016 Notes Payable	Sep. 30, 2013 2.9% Senior Notes, due 2018 Senior Notes	Feb. 11, 2013 2.9% Senior Notes, due 2018 Senior Notes	Sep. 30, 2013 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053 Senior Notes	Sep. 30, 2013 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053 Junior Subordinated Notes (2053 Notes)	May 16, 2013 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053 Junior Subordinated Notes (2053 Notes)	Sep. 30, 2013 5.7% Senior Notes, due 2043 Senior Notes
Debt Instrument [Line Items]
Annual interest rate on loan	2.20%	2.21%	6.75%	6.75%	7.25%	7.25%	7.63%	7.63%	8.42%	8.42%	6.97%	6.97%	2.56%	1.00%	1.00%	1.00%	0.96%	0.96%	0.93%	0.96%	5.50%	5.50%	5.50%	2.54%	2.90%	2.90%	5.65%	5.65%	5.65%	5.70%